Condensed Financial Statements of the Company (Details) - Statements of Shareholders’ Equity - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 9,583		¥ 9,571	¥ 8,658
Balance (in Shares) | shares	1,301,951,084	1,301,951,084	1,300,191,084	1,165,072,926
Exercise of share options	¥ 4		¥ 12	¥ 458
Exercise of share options (in Shares) | shares	640,000	640,000	1,760,000	69,118,158
Cancellation of ordinary shares	¥ (352)
Cancellation of ordinary shares (in Shares) | shares	(50,223,820)	(50,223,820)
Private placement				¥ 455
Private placement (in Shares) | shares				66,000,000
Balance	¥ 9,235		¥ 9,583	¥ 9,571
Balance (in Shares) | shares	1,252,367,264	1,252,367,264	1,301,951,084	1,300,191,084
Balance (in Dollars) | $		$ 1,327
Balance (in Shares) | shares	1,252,367,264	1,252,367,264
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 437,176		¥ 2,429,559	¥ 2,301,655
Exercise of share options			3,274	64,488
Repurchase of ordinary shares from shareholder			(1,464,163)
Repurchase of ordinary shares from open market	(437,176)		(251,024)
Share-based compensation	393
Private placement				200,632
Distribution of dividend			(280,470)	(137,216)
Balance	393		437,176	2,429,559
Balance (in Dollars) | $		$ 56
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	2,280,870		1,779,746	1,330,518
Net income	188,932		609,915	449,228
Repurchase of ordinary shares from open market	(46,497)
Distribution of dividend	(435,072)		(108,791)
Balance	1,988,233		2,280,870	1,779,746
Balance (in Dollars) | $		285,592
AOCI Attributable to Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(93,290)		(93,108)	(65,844)
Foreign currency translation	10,178		1,581	(27,895)
Unrealized net gains (loss) on available-for-sale investments	17,231			(632)
Share of other comprehensive income (loss) of affiliates	452		(1,763)	1,263
Balance	(65,429)		(93,290)	(93,108)
Balance (in Dollars) | $		(9,398)
Subscription Receivables [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			(248,717)	(288,135)
Foreign currency translation			(11,775)	17,231
Subscription receipt			260,492	22,187
Balance				(248,717)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	2,633,183		3,877,051	3,286,852
Net income	188,932		609,915	449,228
Foreign currency translation	10,178		(10,194)	(10,664)
Exercise of share options	4		3,286	64,946
Repurchase of ordinary shares from shareholder			(1,465,123)
Repurchase of ordinary shares from open market	(484,015)		(251,220)
Share-based compensation	393
Private placement				201,087
Subscription receipt			260,492	22,187
Distribution of dividend	(435,072)		(389,261)	(137,216)
Unrealized net gains (loss) on available-for-sale investments	17,231			(632)
Share of other comprehensive income (loss) of affiliates	452		(1,763)	1,263
Balance	1,931,286		2,633,183	¥ 3,877,051
Balance (in Dollars) | $		$ 277,412
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ (1,156)
Balance (in Shares) | shares	178,475,480	178,475,480
Cancellation of ordinary shares	¥ 352
Cancellation of ordinary shares (in Shares) | shares	(50,223,820)	(50,223,820)
Repurchase of ordinary shares from shareholder			¥ (960)
Repurchase of ordinary shares from shareholder (in Shares) | shares			150,000,000
Repurchase of ordinary shares from open market	¥ (342)		¥ (196)
Repurchase of ordinary shares from open market (in Shares) | shares	50,223,820	50,223,820	28,475,480
Balance	¥ (1,146)		¥ (1,156)
Balance (in Shares) | shares	178,475,480	178,475,480	178,475,480
Balance (in Dollars) | $		$ (165)
Balance (in Shares) | shares	178,475,480	178,475,480